18. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Property, Plant and Equipment

		Accumulated			Accumulated
	Cost	depreciation	12.31.2018	Cost	depreciation	12.31.2017
In service
Reservoirs, dams and aqueducts	6,643,087	(4,216,613)	2,426,474	6,638,348	(4,071,621)	2,566,727
Machinery and equipment	5,648,292	(2,674,150)	2,974,142	5,320,736	(2,654,801)	2,665,935
Buildings	1,500,990	(1,021,783)	479,207	1,500,144	(989,221)	510,923
Land	375,286	(18,184)	357,102	277,665	(15,287)	262,378
Vehicles and aircraft	47,744	(41,978)	5,766	59,101	(48,759)	10,342
Furniture and tools	22,057	(12,642)	9,415	16,990	(11,476)	5,514
(-) Provision for impairment (18.7)	(3,489)	-	(3,489)	(4,986)	-	(4,986)
(-) Special Obligations	(68)	27	(41)	(56)	18	(38)
	14,233,899	(7,985,323)	6,248,576	13,807,942	(7,791,147)	6,016,795

In progress
Cost	5,789,780	-	5,789,780	5,023,013	-	5,023,013
(-) Provision for impairment (18.7)	(1,197,693)	-	(1,197,693)	(1,210,358)	-	(1,210,358)
	4,592,087	-	4,592,087	3,812,655	-	3,812,655
	18,825,986	(7,985,323)	10,840,663	17,620,597	(7,791,147)	9,829,450

Changes in Property, Plant and Equipment

	Balance as of	Additions/Reversal of impairment		Loss on		Transfers/	Balance as of
	January 1, 2018		Depreciation	disposal	Capitalizations	Reclassifications	December 31, 2018
In service
Reservoirs, dams and aqueducts	2,566,727	-	(144,991)	(1)	4,739	-	2,426,474
Machinery and equipment	2,665,935	-	(199,846)	(61,959)	760,887	(190,875)	2,974,142
Buildings	510,923	-	(35,932)	(500)	4,716	-	479,207
Land	262,378	-	(2,897)	(83)	97,704	-	357,102
Vehicles and aircraft	10,342	-	(4,484)	(392)	300	-	5,766
Furniture and tools	5,514	-	(1,171)	(24)	5,047	49	9,415
(-) Provision for impairment (18.7)	(4,986)	1,497	-	-	-	-	(3,489)
(-) Special Obligations	(38)	-	9	-	(12)	-	(41)
	6,016,795	1,497	(389,312)	(62,959)	873,381	(190,826)	6,248,576
In progress
Cost	5,023,013	1,455,318	-	(5,491)	(873,381)	190,321	5,789,780
(-) Provision for impairment (18.7)	(1,210,358)	12,665	-	-	-	-	(1,197,693)
	3,812,655	1,467,983	-	(5,491)	(873,381)	190,321	4,592,087
	9,829,450	1,469,480	(389,312)	(68,450)	-	(505)	10,840,663

	Balance as of	Additions/Reversal of impairment		Loss on	Transfers/	Balance as of
	January 1, 2017		Depreciation	disposal	Reclassifications	December 31, 2017
In service
Reservoirs, dams and aqueducts	2,683,512	-	(144,484)	(2,160)	29,859	2,566,727
Machinery and equipment	2,663,971	-	(188,988)	(37,685)	228,637	2,665,935
Buildings	544,372	-	(36,347)	(773)	3,671	510,923
Land	264,761	-	(2,935)	(3)	555	262,378
Vehicles and aircraft	15,671	-	(5,492)	(6)	169	10,342
Furniture and tools	5,782	-	(803)	(12)	547	5,514
(-) Provision for impairment (18.7)	(77,318)	72,332	-	-	-	(4,986)
(-) Special Obligations	(46)	-	8	-	-	(38)
	6,100,705	72,332	(379,041)	(40,639)	263,438	6,016,795
In progress
Cost	3,969,703	1,318,336	-	(23,869)	(241,157)	5,023,013
(-) Provision for impairment (18.7)	(1,136,105)	(74,253)	-	-	-	(1,210,358)
	2,833,598	1,244,083	-	(23,869)	(241,157)	3,812,655
	8,934,303	1,316,415	(379,041)	(64,508)	22,281	9,829,450

Joint Operations Property, Plant and Equipment

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2018	12.31.2017
In service
HPP Mauá (Consórcio Energético Cruzeiro do Sul)	51.00		859,917	859,917
(-) Accumulated depreciation		3.43	(176,546)	(147,086)
			683,371	712,831
In progress
HPP Baixo Iguaçu (18.5.1)	30.00		717,599	640,178
			717,599	640,178
			1,400,970	1,353,009

Impairment balances

		Property, Plant and Equipment		Value in use
	Cost	Depreciation	Impairment
HPP Colíder	2,334,223	(2,497)	(731,265)	1,600,461
Wind power complex Cutia	1,217,079	-	(167,875)	1,049,204
Wind power complex Bento Miguel	823,045	-	(84,621)	738,424
Consórcio Tapajós (a)	14,464	-	(14,464)	-
Power plants in Paraná	961,887	(46,607)	(202,957)	712,323
	5,350,698	(49,104)	(1,201,182)	4,100,412
(a) Project under development

Impairment of Property, Plant and Equipment

	Balance as of	Impairment at the year	Balance as of	Impairment at the year	Balance as of
	January 1, 2017		December 31, 2017		December 31, 2018
In service
UEG Araucária	(69,073)	69,073	-	-	-
Power plants in Paraná	(8,245)	3,259	(4,986)	1,497	(3,489)
	(77,318)	72,332	(4,986)	1,497	(3,489)
In progress
HPP Colíder (18.7.1)	(595,489)	(87,532)	(683,021)	(48,244)	(731,265)
Wind power complex Cutia (18.7.2)	(232,827)	8,317	(224,510)	56,635	(167,875)
Wind power complex Bento Miguel (18.7.2)	(81,637)	(16,594)	(98,231)	13,610	(84,621)
Consórcio Tapajós	(14,464)	-	(14,464)	-	(14,464)
Power plants in Paraná (18.7.3)	(211,688)	21,556	(190,132)	(9,336)	(199,468)
	(1,136,105)	(74,253)	(1,210,358)	12,665	(1,197,693)
	(1,213,423)	(1,921)	(1,215,344)	14,162	(1,201,182)

Impairment risk

Cash generating unit			VR/VC-1	VR/VC-1	Impairment Risk
	Discount rate	VR/VC-1	(5% Variation)	(10% Variation)
Wind power Assets
Complex EOL São Bento (a)	7.13%	60.49%	55.82%	51.36%	-
Complex EOL Brisa I (b)	7.13%	22.47%	18.97%	15.64%	-
Complex EOL Brisa II (c)	7.13%	18.77%	14.74%	10.93%	-
Thermal Assets
UEG Araucária	7.67%	70.74%	67.36%	64.08%	-
Hydric Assets
Foz do Areia	5.36%	232.59%	230.48%	228.39%	-
Segredo	5.36%	168.12%	164.07%	160.11%	-
Caxias	5.36%	131.38%	127.72%	124.14%	-
Guaricana	5.36%	22.57%	21.25%	19.96%	-
Chaminé	5.36%	59.22%	57.54%	55.89%	-
Apucaraninha	5.36%	15.44%	14.07%	12.72%	-
Chopim I	5.36%	99.24%	95.35%	91.58%	-
São Jorge	5.36%	3.22%	2.24%	1.27%	-
Melissa	5.36%	23.18%	21.15%	19.20%	-
Mauá	5.36%	56.90%	53.26%	49.75%	-
Cavernoso II	5.36%	7.60%	4.92%	2.35%	-
Elejor	7.00%	66.64%	62.63%	58.78%	-
(a) Contemplates the GE Boa Vista, GE Farol, GE Olho D’Água and GE São Bento do Norte wind farms.
(b) Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III and Nova Eurus IV wind farms.
(c) Contemplates the Santa Maria, Santa Helena and Ventos de Santo Uriel wind farms.

Average depreciation rates

Average rate of depreciation (%)	12.31.2018	12.31.2017
Generation
General equipment	6.25	6.33
Machinery and equipment	3.56	3.59
Generators	3.34	3.21
Reservoirs, dams and ducts	2.21	2.11
Hydraulic turbines	2.60	2.61
Gas and steam turbines	2.00	2.30
Water cooling and treatment	4.00	4.00
Gas conditioner	4.00	4.00
Wind power plant unit	3.71	3.85
Central management
Buildings	3.35	3.33
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications
Transmission equipment	4.77	6.36
Terminal equipment	9.96	12.09
Infrastructure	10.37	7.45